Pensions and Post Retirement Benefits	12 Months Ended
Dec. 31, 2020
Pension And Post Retirement Benefits [Abstract]
Pensions and Post Retirement Benefits	Pensions and Post Retirement Benefits
The funded status of the company's defined benefit pension and post retirement plans at December 31 were as follows:

	Defined benefit pension plans		Defined benefit post retirement plans
	2020	2019	2020	2019
Benefit obligation	(914.8)	(789.4)	(89.2)	(125.4)
Fair value of plan assets	700.9	605.8	—	—
Funded status of plans - deficit	(213.9)	(183.6)	(89.2)	(125.4)
Impact of asset ceiling	—	0.3	—	—
Net accrued liability(1)	(213.9)	(183.3)	(89.2)	(125.4)

Weighted average assumptions used to determine benefit obligations:
Discount rate	2.2%	3.0%	2.6%	3.3%
Rate of compensation increase	2.6%	2.6%	3.4%	3.6%
Health care cost trend	—	—	3.5%	4.5%
(1)    The defined benefit pension plan net accrued liability at December 31, 2020 of $213.9 (December 31, 2019 - $183.3) was comprised of pension deficits of $262.7, partially offset by pension surpluses of $48.8 (December 31, 2019 - $235.2, partially offset by $51.9). See notes 13 and 14.
Pension and post retirement benefit expenses recognized in the consolidated statement of earnings for the years ended December 31 were as follows:

	2020	2019
Defined benefit pension plan expense	24.3	18.8
Defined contribution pension plan expense	53.7	53.1
Defined benefit post retirement plan expense (recovery)(1)	(39.8)	8.4
	38.2	80.3
(1)    During 2020 Odyssey Group amended its post retirement plan which resulted in a recovery of $48.5.
Pre-tax actuarial net gains (losses) recognized in the consolidated statement of comprehensive income for the years ended December 31 were comprised as follows:

	2020	2019
Defined benefit pension plans
Actuarial net gains on plan assets and change in asset ceiling	17.6	18.8
Actuarial net losses on benefit obligations	(101.5)	(109.9)
	(83.9)	(91.1)
Defined benefit post retirement plans - actuarial net losses on benefit obligations	(4.4)	(8.0)
	(88.3)	(99.1)
During 2020 the company contributed $80.3 (2019 - $36.8) to its defined benefit pension and post retirement plans, and expects to contribute $26.1 in 2021.